Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2017
Goodwill [Line Items]
Goodwill	¥ 889,524	¥ 1,118,889	¥ 1,094,344
Accumulated impairment losses	(592,752)	(723,492)	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank		(91,786)
Goodwill	296,772	303,611	370,852
Impairment loss	(33,553)	0	(147,564)
Foreign currency translation adjustments and other	26,714	(24,545)
Goodwill, fully impaired				¥ 1,900,019
Operating Segments | Customer business | Global Corporate & Investment Banking Business Group
Goodwill [Line Items]
Goodwill	152,236	144,793	140,099
Accumulated impairment losses	(63,568)	(63,393)	63,393
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank		(2,415)
Goodwill	88,668	78,985	76,706
Impairment loss	0
Foreign currency translation adjustments and other	9,683	(4,694)
Operating Segments | Customer business | Global Commercial Banking Business Group
Goodwill [Line Items]
Goodwill	481,263	736,002	728,644
Accumulated impairment losses	(481,263)	(645,731)	(645,731)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank		(89,371)
Goodwill	0	900	82,913
Impairment loss	0
Foreign currency translation adjustments and other	(900)	(7,358)
Operating Segments | Customer business | Asset Management & Investor Services Business Group
Goodwill [Line Items]
Goodwill	253,725	235,794	223,301
Accumulated impairment losses	(47,921)	(14,368)	(14,368)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank		0
Goodwill	205,804	221,426	208,933
Impairment loss	(33,553)
Foreign currency translation adjustments and other	17,931	(12,493)
Operating Segments | Global Markets Business Group
Goodwill [Line Items]
Goodwill	2,300	2,300	2,300
Accumulated impairment losses	0	0	0
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank		0
Goodwill	2,300	2,300	¥ 2,300
Impairment loss	0
Foreign currency translation adjustments and other	¥ 0	¥ 0